Income taxes - Changes in Deferred tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in net deferred tax liability during the year [abstract]
Net deferred tax liability beginning balance	$ 5,530.0	$ 5,367.0	$ 5,213.0
Charged (credited) to the Consolidated statement of income	435.0	(381.0)	563.0
Charged (credited) to Other comprehensive income	(19.0)	98.0	(22.0)
Translation differences and other	304.0	446.0	(386.0)
Net deferred tax liability ending balance	6,250.0	5,530.0	$ 5,367.0
Net deferred tax assets and liabilities [abstract]
Deferred tax assets	4,974.0	3,881.0
Deferred tax liabilities	11,224.0	9,410.0
Deferred tax assets recognized in entities which have suffered a loss in either the current or preceding period	$ 2,328.0	$ 995.0